                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.    _____

Post-Effective Amendment       No. 1           (File No. 333-131683)      [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment                      No. 2           (File No. 811-21852)       [X]

RIVERSOURCE RETIREMENT SERIES TRUST
50606 Ameriprise Financial Center
Minneapolis, MN 55474

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN 55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post -Effective Amendment.

Part A

The prospectus for RiverSource Retirement Plus Series is incorporated by reference to that filed in Registrant's 497 filed on or about June 12, 2006.

RIVERSOURCE(SM) RETIREMENT PLUS 2010 FUND
RIVERSOURCE(SM) RETIREMENT PLUS 2015 FUND
RIVERSOURCE(SM) RETIREMENT PLUS 2020 FUND
RIVERSOURCE(SM) RETIREMENT PLUS 2025 FUND
RIVERSOURCE(SM) RETIREMENT PLUS 2030 FUND
RIVERSOURCE(SM) RETIREMENT PLUS 2035 FUND
RIVERSOURCE(SM) RETIREMENT PLUS 2040 FUND
RIVERSOURCE(SM) RETIREMENT PLUS 2045 FUND

SUPPLEMENT TO THE APRIL 26, 2006 AMENDED AS OF JUNE 12, 2006 PROSPECTUS AND THE AUGUST 30, 2006 STATEMENT OF ADDITIONAL INFORMATION

This supplement describes each Fund's Class R2, Class R3, Class R4 and Class R5 shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus and statement of additional information.

You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

--------------------------------------------------------------------------------
PROSPECTUS
--------------------------------------------------------------------------------

PAST PERFORMANCE
Class R2, Class R3, Class R4 and Class R5 are new as of the date of this supplement, and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.

Past performance for Class R2, Class R3, Class R4 and Class R5 for the period prior to [date of beginning of operations] may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. Because annual fund operating expenses for Class R2 and Class R3 are higher than annual fund operating expenses for Class A, the use of blended performance for periods before [date of beginning of operations] generally will result in higher performance than Class R2 or Class R3 shares would have achieved had they been offered for the entire period. Conversely, because annual fund operating expenses for Class R5 are lower than annual fund operating expenses for Class A, the use of blended performance for periods before [date of beginning of operations] generally will result in lower performance than Class R5 shares would have achieved had they been offered for the entire period. Class R4 annual operating expenses are expected to be similar to Class A annual operating expenses.

FEES AND EXPENSES
Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The table is supplemented as follows:

2010 FUND
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                                                 ALL CLASS R s
---------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                  None
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales                                                 None
(as a percentage of offering price at time of purchase)
---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
----------------------------------------------------------------------------------------------------------------------
                                                       R2               R3                R4                R5
----------------------------------------------------------------------------------------------------------------------
Management fees
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                            0.50%             0.25%            0.00%             0.00%
----------------------------------------------------------------------------------------------------------------------
Other expenses(a)
----------------------------------------------------------------------------------------------------------------------
Total
----------------------------------------------------------------------------------------------------------------------
Fee waiver/expense reimbursement
----------------------------------------------------------------------------------------------------------------------
Net expenses(b)
----------------------------------------------------------------------------------------------------------------------

(a) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3 and Class R4, a plan administration services fee.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______________, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement net expenses will not exceed ___% for Class R2; ___% for Class R3; __% for Class R4 and ___% for Class R5.

2015 FUND
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                                                 ALL CLASS R s
---------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                  None
---------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales                                                 None
(as a percentage of offering price at time of purchase)
---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
----------------------------------------------------------------------------------------------------------------------
                                                       R2               R3                R4                R5
----------------------------------------------------------------------------------------------------------------------
Management fees
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                            0.50%             0.25%            0.00%             0.00%
----------------------------------------------------------------------------------------------------------------------
Other expenses(a)
----------------------------------------------------------------------------------------------------------------------
Total
----------------------------------------------------------------------------------------------------------------------
Fee waiver/expense reimbursement
----------------------------------------------------------------------------------------------------------------------
Net expenses(b)
----------------------------------------------------------------------------------------------------------------------

     (a) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3 and Class R4, a plan administration services fee.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______________, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement net expenses will not exceed ___% for Class R2; ___% for Class R3; __% for Class R4 and ___% for Class R5.

2020 FUND
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                                                 ALL CLASS R s
---------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                  None
---------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales                                                 None
(as a percentage of offering price at time of purchase)
---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
----------------------------------------------------------------------------------------------------------------------
                                                       R2               R3                R4                R5
----------------------------------------------------------------------------------------------------------------------
Management fees
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                            0.50%             0.25%            0.00%             0.00%
----------------------------------------------------------------------------------------------------------------------
Other expenses(a)
----------------------------------------------------------------------------------------------------------------------
Total
----------------------------------------------------------------------------------------------------------------------
Fee waiver/expense reimbursement
----------------------------------------------------------------------------------------------------------------------
Net expenses(b)
----------------------------------------------------------------------------------------------------------------------

     (a) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3 and Class R4, a plan administration services fee.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______________, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement net expenses will not exceed ___% for Class R2; ___% for Class R3; __% for Class R4 and ___% for Class R5.

2025 FUND
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                                                 ALL CLASS R s
---------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                  None
---------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales                                                 None
(as a percentage of offering price at time of purchase)
---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
----------------------------------------------------------------------------------------------------------------------
                                                       R2               R3                R4                R5
----------------------------------------------------------------------------------------------------------------------
Management fees
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                            0.50%             0.25%            0.00%             0.00%
-----------------------------------------------------------------------------------------------------------------------
Other expenses(a)
----------------------------------------------------------------------------------------------------------------------
Total
----------------------------------------------------------------------------------------------------------------------
Fee waiver/expense reimbursement
----------------------------------------------------------------------------------------------------------------------
Net expenses(b)
----------------------------------------------------------------------------------------------------------------------

     (a) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3 and Class R4, a plan administration services fee.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______________, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement net expenses will not exceed ___% for Class R2; ___% for Class R3; __% for Class R4 and ___% for Class R5.

2030 FUND
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                                                 ALL CLASS R s
---------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                  None
---------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales                                                 None
(as a percentage of offering price at time of purchase)
---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
----------------------------------------------------------------------------------------------------------------------
                                                       R2               R3                R4                R5
----------------------------------------------------------------------------------------------------------------------
Management fees
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                            0.50%             0.25%            0.00%             0.00%
----------------------------------------------------------------------------------------------------------------------
Other expenses(a)
----------------------------------------------------------------------------------------------------------------------
Total
----------------------------------------------------------------------------------------------------------------------
Fee waiver/expense reimbursement
----------------------------------------------------------------------------------------------------------------------
Net expenses(b)
----------------------------------------------------------------------------------------------------------------------

     (a) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3 and Class R4, a plan administration services fee.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______________, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement net expenses will not exceed ___% for Class R2; ___% for Class R3; __% for Class R4 and ___% for Class R5.

2035 FUND
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                                                 ALL CLASS R s
---------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                  None
---------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales                                                 None
(as a percentage of offering price at time of purchase)
---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
----------------------------------------------------------------------------------------------------------------------
                                                       R2               R3                R4                R5
----------------------------------------------------------------------------------------------------------------------
Management fees
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                            0.50%             0.25%            0.00%             0.00%
----------------------------------------------------------------------------------------------------------------------
Other expenses(a)
----------------------------------------------------------------------------------------------------------------------
Total
----------------------------------------------------------------------------------------------------------------------
Fee waiver/expense reimbursement
----------------------------------------------------------------------------------------------------------------------
Net expenses(b)
----------------------------------------------------------------------------------------------------------------------

     (a) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3 and Class R4, a plan administration services fee.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______________, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement net expenses will not exceed ___% for Class R2; ___% for Class R3; __% for Class R4 and ___% for Class R5.

2040 FUND
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                                                 ALL CLASS R s
---------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                  None
---------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales                                                 None
(as a percentage of offering price at time of purchase)
---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
----------------------------------------------------------------------------------------------------------------------
                                                       R2               R3                R4                R5
----------------------------------------------------------------------------------------------------------------------
Management fees
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                            0.50%             0.25%            0.00%             0.00%
----------------------------------------------------------------------------------------------------------------------
Other expenses(a)
----------------------------------------------------------------------------------------------------------------------
Total
----------------------------------------------------------------------------------------------------------------------
Fee waiver/expense reimbursement
----------------------------------------------------------------------------------------------------------------------
Net expenses(b)
----------------------------------------------------------------------------------------------------------------------

     (a) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3 and Class R4, a plan administration services fee.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______________, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement net expenses will not exceed ___% for Class R2; ___% for Class R3; __% for Class R4 and ___% for Class R5.

2045 FUND
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------
                                                                                                 ALL CLASS R s
---------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                  None
---------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales                                                 None
(as a percentage of offering price at time of purchase)
---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
----------------------------------------------------------------------------------------------------------------------
                                                       R2               R3                R4                R5
----------------------------------------------------------------------------------------------------------------------
Management fees
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                            0.50%             0.25%            0.00%             0.00%
----------------------------------------------------------------------------------------------------------------------
Other expenses(a)
----------------------------------------------------------------------------------------------------------------------
Total
----------------------------------------------------------------------------------------------------------------------
Fee waiver/expense reimbursement
----------------------------------------------------------------------------------------------------------------------
Net expenses(b)
----------------------------------------------------------------------------------------------------------------------

     (a) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3 and Class R4, a plan administration services fee.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until ______________, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement net expenses will not exceed ___% for Class R2; ___% for Class R3; __% for Class R4 and ___% for Class R5.


EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                                    1 YEAR           3 YEARS           5 YEARS          10 YEARS
2010 FUND
Class R2                            $                $                 $                $
Class R3                            $                $                 $                $
Class R4                            $                $                 $                $
Class R5                            $                $                 $                $

2015 FUND
Class R2                            $                $                 $                $
Class R3                            $                $                 $                $
Class R4                            $                $                 $                $
Class R5                            $                $                 $                $

2020 FUND
Class R2                            $                $                 $                $
Class R3                            $                $                 $                $
Class R4                            $                $                 $                $
Class R5                            $                $                 $                $

2025 FUND
Class R2                            $                $                 $                $
Class R3                            $                $                 $                $
Class R4                            $                $                 $                $
Class R5                            $                $                 $                $


2030 FUND
Class R2                            $                $                 $                $
Class R3                            $                $                 $                $
Class R4                            $                $                 $                $
Class R5                            $                $                 $                $
2035 FUND
Class R2                            $                $                 $                $
Class R3                            $                $                 $                $
Class R4                            $                $                 $                $
Class R5                            $                $                 $                $

2040 FUND
Class R2                            $                $                 $                $
Class R3                            $                $                 $                $
Class R4                            $                $                 $                $
Class R5                            $                $                 $                $

2045 FUND
Class R2                            $                $                 $                $
Class R3                            $                $                 $                $
Class R4                            $                $                 $                $
Class R5                            $                $                 $                $


BUYING AND SELLING SHARES
The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class R2, Class R3, Class R4 or Class R5 shares at net asset value without an initial sales charge or CDSC on redemption. These classes do not convert to any other class of shares. Class R2 and Class R3 shares pay an annual distribution and shareholder servicing (12b-1) fee. Because this fee is paid out of the Fund's assets on an on going basis, over time the fee will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

ELIGIBLE INVESTORS
Class R shares are available to the following investors:
     o    Qualifying employee benefit plans*.
     o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code*.
     o Non-qualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.
     o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

     *Eligibility must be determined in advance. An investor must meet certain asset thresholds established and disclosed by _________. For more information, contact __________.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

The distribution and shareholder servicing fees for Class R2 and Class R3 are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the Fund's shares and providing services to Fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the Fund, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25% of the average daily net assets, respectively, of Class R3 shares sold and held through them. The distributor begins to pay the fees immediately after purchase. Financial institutions may compensate their financial advisors with the distribution and shareholder servicing fees paid to them by the distributor.

In addition, Class R2, Class R3 and Class R4 pay an annual plan administration services fee of 0.25% from assets attributable to the respective class for the provision by the distributor, or a third party, of various administrative, recordkeeping, communication and educational services.

The discussion of buying and selling shares is supplemented as follows:

You may purchase, sell or exchange Class R2, Class R3, Class R4 and Class R5 shares only through the distributor or an authorized financial institution. Generally you may exchange your Class R2, Class R3, Class R4 and Class R5 shares only for shares of the same class of another RiverSource fund.

MINIMUM INVESTMENT AND ACCOUNT BALANCE

----------------------------------------------------------------------------------------------------------------------
                                           R2                   R3                   R4                   R5
----------------------------------------------------------------------------------------------------------------------
Initial Investment
----------------------------------------------------------------------------------------------------------------------
Additional Investment
----------------------------------------------------------------------------------------------------------------------
Account Balance
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

INVESTING IN A FUND
The description of the sales charge is supplemented as follows:

For Class R2, Class R3, Class R4 and Class R5, there is no initial sales charge so the public offering price is the same as the NAV.

AGREEMENTS
The description of the Transfer Agency Agreement is supplemented as follows:

The annual rate for Class R2, Class R3, Class R4 and Class R5 is 0.05% of average daily net assets attributable to the respective class.

The description of the Plan and Agreement of Distribution is supplemented as follows:

The fee for Class R2 based on the average daily net assets of the Fund attributable to Class R2, is 0.50%.
The fee for Class R3, based on the average daily net assets of the Fund attributable to Class R3, is 0.25%.

The description of the Plan Administration Services Agreement is added as follows:

PLAN ADMINISTRATION SERVICES AGREEMENT

RiverSource Distributors, through third party administrators, provides plan administration services, including recordkeeping and communication/educational services to retirement plan sponsors, retirement plans and retirement plan participants. Under a Plan Administration Services Agreement, the distributor provides these services for Class R2, Class R3, Class R4 and Class Y shares.


The fee under the agreement is based on the average daily net assets of the fund, attributable to the applicable class:

-----------------------------------------------------------------------------------------------
        CLASS                  R2                R3                R4                Y
-----------------------------------------------------------------------------------------------
         Rate                0.25%             0.25%             0.25%             0.15%
-----------------------------------------------------------------------------------------------

Part B

The Statement of Additional Information for RiverSource Retirement Plus Series is incorporated by reference to that filed in Registrant's 497 filed on or about August 30, 2006.

The financial statements for RiverSource Retirement Plus 2045 Fund, a series of RiverSource Retirement Plus Series is incorporated by reference to that filed on Form N-CSR/A filed on or about September 11, 2006.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Agreement and Declaration of Trust effective January 27, 2006, filed electronically on or about Feb. 8, 2006 as Exhibit (a) to Registrant's Registration Statement is incorporated by reference.

(b)      By-laws filed electronically on or about April 21, 2006 as Exhibit
         (b) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-131683 is incorporated by reference.

(c)      Stock Certificate: Not applicable.

(d) Investment Management Services Agreement, dated May 1, 2006, between Registrant and RiverSource Investments, LLC is filed electronically herewith as Exhibit (d) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-131683.

(e)(1) Distribution Agreement, effective as of Oct. 1, 2005, amended and restated as of Aug. 1, 2006, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about Sept. 19, 2006 as Exhibit (e)(1) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 61 to Registration Statement No. 2-51586 is incorporated by reference.

(e)(2) Distribution Agreement, effective as of Aug. 1, 2006, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Sept. 19, 2006 as Exhibit (e)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 61 to Registration Statement No. 2-51586 is incorporated by reference.

(f)      Bonus or Profit Sharing Contracts: Not Applicable.

(g) Custodian Agreement, amended and restated, dated May 1, 2006, between Registrant and Ameriprise Trust Company filed electronically on or about May 24, 2006 as Exhibit (g)(1) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(h)(1) Board Services Agreement, dated Jan. 11, 2006, between RiverSource Funds and Board Services Corporation filed electronically on or about March 29, 2006 as Exhibit (h)(1) to AXP Market Advantage Series, Inc. Post-Effective Amendment No. 35 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(2) Administrative Services Agreement, amended and restated, dated May 1, 2006, between Registrant and Ameriprise Financial, Inc. filed electronically on or about May 24, 2006 as Exhibit (h)(2) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93754 is incorporated by reference.

(h)(3) Transfer Agency Agreement, amended and restated, dated May 1, 2006, between Registrant and RiverSource Service Corporation filed electronically on or about May 24, 2006 as Exhibit (h)(3) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93754 is incorporated by reference.

(h)(4) Class Y Shareholder Service Agreement, amended and restated, dated May 1, 2006 between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about May 24, 2006 as Exhibit (h)(4) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93754 is incorporated by reference.

(h)(5) Class Y Shareholder Service Agreement, dated as of Aug. 1, 2006, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Sept. 19, 2006 as Exhibit (h)(5) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 61 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(6) Master Fee Cap/Fee Waiver Agreement, dated, Oct. 1, 2005, as amended Aug. 1, 2006, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, Ameriprise Financial Services, Inc. and the RiverSource Funds filed electronically on or about

         Aug. 25, 2006 as Exhibit (h)(5) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 33-20872 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered to be filed by Amendment.

(j) Consent of Independent Registered Public Accounting Firm to be filed by Amendment.

(k)      Omitted Financial Statements: Not Applicable

(l)      Initial Capital Agreement: Not Applicable.

(m)(1) Plan and Agreement of Distribution, amended and restated, dated May 1, 2006, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about May 24, 2006 as Exhibit (m) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(m)(2) Plan and Agreement of Distribution, dated as of Aug. 1, 2006, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Sept. 19, 2006 as Exhibit (m)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 61 to Registration Statement No. 2-51586 is incorporated by reference.

(n) Rule 18f - 3 Plan, amended and restated, dated May 1, 2006, filed electronically on or about May 24, 2006 as Exhibit (n) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc. Post-Effective Amendment No. 42 to Registration Statement No. 2-93745, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated Jan. 2006 and April 2006, filed electronically on or about June 27, 2006 as Exhibit (p)(2) to RiverSource Short Term Investments Series, Inc. Registration Statement No. 811-21914 is incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated April 12, 2006, filed electronically on or about April 21, 2006 as Exhibit (q) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-131683 is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 25. Indemnification

The Agreement and Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees or officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the Massachusetts Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.        Business and Other Connections of Investment Adviser (RiverSource Investments, LLC.)

Directors and officers of RiverSource Investments, LLC. who are directors and/or officers of one or more other companies:

Name and Title                 Other company(s)                   Address*                     Title within other
                                                                                               company(s)
-------------------------      -----------------------            -------------------------    -----------------------
Neysa M. Alecu                 Advisory Capital Partners LLC                                   Anti-Money Laundering
Anti-Money Laundering                                                                          Officer
Officer
                               Advisory Capital Strategies                                     Anti-Money Laundering
                               Group Inc.                                                      Officer

                               Advisory Convertible Arbitrage                                  Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Anti-Money Laundering
                                                                                               Officer

                               American Enterprise                                             Anti-Money Laundering
                               Investment Services, Inc.                                       Officer

                               American Enterprise Life Insurance                              Anti-Money Laundering
                               Company                                                         Officer

                               American Enterprise REO 1 LLC                                   Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Anti-Money Laundering
                               International, Inc.                                             Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Alabama Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Arizona Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Idaho Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Maryland Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Massachusetts Inc.                                    Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Nevada Inc.                                           Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of New Mexico Inc.                                       Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Oklahoma Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Texas Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Wyoming Inc.                                          Officer

                               American Partners Life                                          Anti-Money Laundering
                               Insurance Company                                               Officer

                               Ameriprise Auto & Home Insurance                                Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Inc.                                       Anti-Money Laundering

                               Ameriprise Financial Services,                                  Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General                                           Anti-Money Laundering
                               Partner LLC                                                     Officer

                               IDS Capital Holdings Inc.                                       Anti-Money Laundering
                                                                                               Officer

                               IDS Life Insurance Company                                      Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors Inc.                                   Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Anti-Money Laundering
                                                                                               Officer

Ward D. Armstrong              Ameriprise Express Asset                                        Director
Director and Senior            Management International Inc.
Vice President

                               Ameriprise Financial Inc.                                       Senior Vice President -
                                                                                               Retirement Services and
                                                                                               Asset Management Group

                               Ameriprise Financial                                            Senior Vice President -
                               Services Inc.                                                   Retirement Services and
                                                                                               Asset Management Group

                               Ameriprise Trust                                                Director and Chairman of
                               Company                                                         the Board

                               Kenwood Capital Management LLC                                  Manager

John M. Baker                  Ameriprise Financial Inc.                                       Vice President - Plan Sponsor
Vice President                                                                                 Services

                               Ameriprise Financial                                            Vice President - Chief Client
                               Services Inc.                                                   Service Officer

                               Ameriprise Trust                                                Director and Senior Vice President
                               Company

Dimitris Bertsimas             None                                                            None
Vice President and Senior
Portfolio Manager

Walter S. Berman               Advisory Capital Partners LLC                                   Treasurer
Treasurer
                               Advisory Capital Strategies                                     Treasurer
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Treasurer
                               LLC

                               Advisory Select LLC                                             Treasurer

                               American Centurion Life                                         Vice President and Treasurer
                               Assurance Company

                               American Enterprise Life                                        Vice President and Treasurer
                               Insurance Company

                               American Enterprise REO 1, LLC                                  Treasurer

                               American Express Asset Management                               Treasurer
                               International, Inc.

                               American Express                                                Vice President and Treasurer
                               Financial Advisors Services
                               Japan Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Alabama Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Arizona Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Idaho Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Maryland Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Nevada Inc.

                               American Express Insurance                                      Treasurer
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Wyoming Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Kentucky Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Maryland Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Pennsylvania Inc.

                               American Partners Life                                          Vice President and Treasurer
                               Insurance Company

                               Ameriprise Auto & Home Insurance                                Treasurer
                               Agency Inc.

                               Ameriprise Certificate Company                                  Treasurer

                               Ameriprise Financial Inc.                                       Executive Vice President and
                                                                                               Chief Financial

                               Ameriprise Financial                                            Director
                               Services Inc.

                               Ameriprise Insurance Company                                    Treasurer

                               AMEX Assurance Company                                          Treasurer

                               Boston Equity General                                           Treasurer
                               Partner LLC

                               IDS Cable Corporation                                           Treasurer

                               IDS Cable II Corporation                                        Treasurer

                               IDS Capital Holdings Inc.                                       Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer
                               of New York

                               IDS Management Corporation                                      Treasurer

                               IDS Partnership Services                                        Treasurer
                               Corporation

                               IDS Property Casualty                                           Treasurer
                               Insurance Company

                               IDS Realty Corporation                                          Treasurer

                               IDS REO 1, LLC                                                  Treasurer

                               IDS REO 2, LLC                                                  Treasurer

                               Investors Syndicate                                             Vice President and Treasurer
                               Development Corp.

                               Kenwood Capital                                                 Treasurer
                               Management LLC

                               RiverSource Service Corporation                                 Treasurer

                               RiverSource Tax Advantaged                                      Treasurer
                               Investments Inc.

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

Richard N. Bush                Advisory Capital Partners LLC                                   Senior Vice President - Corporate Tax
Senior Vice President -
Corporate Tax
                               Advisory Capital Strategies                                     Senior Vice President - Corporate Tax
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Senior Vice President - Corporate Tax
                               LLC

                               American Centurion Life                                         Senior Vice President - Corporate Tax
                               Assurance Company

                               American Enterprise Investment                                  Senior Vice President - Corporate Tax
                               Services Inc

                               American Enterprise Life                                        Senior Vice President - Corporate Tax
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Senior Vice President - Corporate Tax

                               American Express Asset                                          Senior Vice President - Corporate Tax
                               Management International Inc

                               American Express Financial                                      Senior Vice President - Corporate Tax
                               Advisors Japan Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Alabama Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Arizona Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Idaho Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Maryland Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Nevada Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of New Mexico Inc

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Wyoming Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Kentucky Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Maryland Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Pennsylvania Inc.

                               American Partners Life                                          Senior Vice President - Corporate Tax
                               Insurance Company

                               Ameriprise Financial Inc.                                       Senior Vice President - Corporate Tax

                               Ameriprise Financial Services                                   Senior Vice President - Corporate Tax
                               Inc.

                               Ameriprise Insurance Company                                    Senior Vice President - Corporate Tax

                               AMEX Assurance Company                                          Senior Vice President - Corporate Tax

                               Boston Equity General Partner LLC                               Senior Vice President - Corporate Tax

                               IDS Cable Corporation                                           Senior Vice President - Corporate Tax

                               IDS Cable II Corporation                                        Senior Vice President - Corporate Tax

                               IDS Capital Holdings Inc.                                       Senior Vice President - Corporate Tax

                               IDS Futures Corporation                                         Senior Vice President - Corporate Tax

                               IDS Life Insurance Company                                      Senior Vice President - Corporate Tax

                               IDS Life Insurance Company of                                   Senior Vice President - Corporate Tax
                               New York

                               IDS Management Corporation                                      Senior Vice President - Corporate Tax

                               IDS Property Casualty Insurance                                 Senior Vice President - Corporate Tax
                               Company

                               IDS Realty Corporation                                          Senior Vice President - Corporate Tax

                               IDS REO 1 LLC                                                   Senior Vice President - Corporate Tax

                               IDS REO 2 LLC                                                   Senior Vice President - Corporate Tax

                               RiverSource Service Corporation                                 Senior Vice President - Corporate Tax

                               Riversource Tax Advantaged                                      Senior Vice President - Corporate Tax
                               Investments Inc.

Kevin J. Callahan              None                                                            None
Vice President

Ted S. Dryden                  Ameriprise Certificate Company                                  Chief Compliance Officer
Acting Chief Compliance
Officer                        Kenwood Capital Management LLC                                  Acting Chief Compliance Officer

Robert D. Ewing                Advisory Capital Strategies                                     Vice President
Vice President and Senior      Group Inc.
Portfolio Manager
                               Boston Equity General                                           Vice President
                               Partner LLC

Peter A. Gallus                Advisory Capital Partners LLC                                   President, Chief Operating Officer
Senior Vice President,                                                                         and Chief Compliance Officer
Chief Operating Officer
and Assistant Treasurer        Advisory Capital Strategies                                     Director, President, Chief Operating
                               Group Inc.                                                      Officer and Chief Compliance Officer

                               Advisory Convertible
                               Arbitrage LLC                                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer

                               Advisory Select LLC                                             Vice President and Chief
                                                                                               Compliance Officer

                               American Express Asset                                          Assistant Treasurer
                               Management International, Inc.

                               Ameriprise Financial Inc.                                       Vice President - Investment
                                                                                               Administration

                               Ameriprise Financial                                            Vice President - CAO
                               Services Inc.                                                   Investment Management

                               Boston Equity General                                           President, Chief Operating Officer
                               Partner LLC                                                     and Chief Compliance Officer

                               IDS Capital Holdings Inc.                                       Vice President and Controller

                               Kenwood Capital Management LLC                                  Manager

Jim Hamalainen                 American Centurion Life Assurance Company                       Vice President - Investments
Vice President - Asset
Liability Management           American Enterprise Life Insurance Company                      Vice President - Investments

                               American Partners Life Insurance Company                        Vice President - Investments

                               Ameriprise Financial Inc.                                       Assistant Treasurer

                               IDS Life Insurance Company                                      Vice President - Investments

                               IDS Life Insurance Company of New York                          Vice President - Investments

James C. Jackson               None                                                            None
Vice President and Senior
Portfolio Manager

Christopher P. Keating         Ameriprise Trust Company                                        Director
Head of Institutional Sales,
Client Service and
Consultant Relationships

Michelle M. Keeley             American Centurion Life                                         Vice President-Investments
Director and Executive Vice    Assurance Company
President - Equity and
Fixed Income                   American Enterprise Life                                        Vice President-Investments
                               Insurance Company

                               American Express                                                Director
                               Asset Management
                               International Inc.

                               American Partners Life                                          Vice President-Investments
                               Insurance Company

                               Ameriprise                                                      Vice President-Investments
                               Certificate Company

                               Ameriprise Financial Inc.                                       Executive Vice President-Equity and
                                                                                               Fixed Income

                               Ameriprise Financial                                            Executive Vice President-Equity and
                               Services Inc.                                                   Fixed Income

                               Ameriprise Insurance Company                                    Vice President-Investments

                               AMEX Assurance Company                                          Vice President-Investments

                               IDS Life Insurance Company                                      Vice President-Investments

                               IDS Property Casualty Insurance                                 Vice President-Investments
                               Company

                               Kenwood Capital Management LLC                                  Manager

Brian J. McGrane               Advisory Capital Partners LLC                                   Vice President and Chief Financial
Vice President and                                                                             Officer
Chief Financial Officer        Advisory Capital                                                Vice President and Chief Financial
                               Strategies Group Inc.                                           Officer

                               Advisory Convertible                                            Vice President and Chief Financial
                               Arbitrage LLC                                                   Officer

                               Advisory Select LLC                                             Vice President and Chief Financial
                                                                                               Officer

                               American Enterprise Life                                        Director, Executive Vice President
                               Life Insurance Company                                          and Chief Financial Officer

                               American Express Asset                                          Vice President and Chief Financial
                               Management International Inc.                                   Officer

                               Ameriprise                                                      Vice President and Chief Financial
                               Certificate Company                                             Officer

                               Ameriprise Financial Inc.                                       Senior Vice President and Lead
                                                                                               Financial Officer Finance

                               Ameriprise Financial                                            Vice President and Lead
                               Services Inc.                                                   Financial Officer Finance

                               Ameriprise Trust Company                                        Director

                               Boston Equity General                                           Vice President and Chief Financial
                               Partner LLC                                                     Officer

                               IDS Life Insurance Company                                      Director, Executive Vice President
                                                                                               and Chief Financial Officer

Thomas R. Moore                American Centurion Life                                         Secretary
Secretary                      Assurance Company

                               American Enterprise Investment                                  Secretary
                               Services Inc.

                               American Enterprise Life                                        Secretary
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Secretary

                               American Express Insurance                                      Secretary
                               Agency of Alabama Inc.

                               American Express Insurance                                      Secretary
                               Agency of Arizona Inc.

                               American Express Insurance                                      Secretary
                               Agency of Idaho Inc.

                               American Express Insurance                                      Secretary
                               Agency of Maryland Inc.

                               American Express Insurance                                      Secretary
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Secretary
                               Agency of Nevada Inc.

                               American Express Insurance                                      Secretary
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Secretary
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Secretary
                               Agency of Wyoming Inc.

                               American Partners Life                                          Secretary
                               Insurance Company

                               Ameriprise Financial Inc.                                       Secretary

                               Ameriprise Financial                                            Secretary
                               Services Inc.

                               Ameriprise Trust Company                                        Secretary

                               IDS Cable Corporation                                           Secretary

                               IDS Cable II Corporation                                        Secretary

                               IDS Capital Holdings Inc.                                       Secretary

                               IDS Life Insurance Company                                      Secretary

                               IDS Life Insurance Company                                      Secretary
                               of New York

                               IDS Management Corporation                                      Secretary

                               IDS Realty Corporation                                          Secretary

                               IDS REO 1 LLC                                                   Secretary

                               IDS REO 2 LLC                                                   Secretary

                               Investors Syndicate                                             Secretary
                               Development Corporation

                               RiverSource Distributors Inc.                                   Secretary

                               RiverSource Service Corporation                                 Secretary

                               RiverSource Tax Advantaged                                      Secretary
                               Investments Inc.

Thomas W. Murphy               American Centurion Life                                         Vice President - Investments
Vice President and Senior      Assurance Company
Sector Manager
                               American Enterprise Life                                        Vice President - Investments
                               Insurance Company

                               American Partners Life                                          Vice President - Investments
                               Insurance Company

                               Ameriprise Certificate Company                                  Vice President - Investments

                               Ameriprise Insurance Company                                    Vice President - Investments

                               AMEX Assurance Company                                          Vice President - Investments

                               IDS Life Insurance Company                                      Vice President - Investments

                               IDS Life Insurance Company                                      Vice President - Investments
                               of New York

                               IDS Property Casualty                                           Vice President - Investments
                               Insurance Company

Patrick T. Olk                 None                                                            None
Vice President

Benji Orr                      Advisory Capital Partners LLC                                   Deputy Anti-Money Laundering
Deputy Anti-Money                                                                              Officer
Laundering
Officer                        Advisory Capital Strategies Group                               Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Advisory Convertible Arbitrage                                  Deputy Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Deputy Anti-Money Laundering
                                                                                               Officer

                               American Enterprise Investment                                  Deputy Anti-Money Laundering
                               Services Inc                                                    Officer

                               American Enterprise Life                                        Deputy Anti-Money Laundering
                               Insurance Company                                               Officer

                               American Enterprise REO 1 LLC                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Deputy Anti-Money Laundering
                               International Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Alabama Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Arizona Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Idaho Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Maryland Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Massachusetts Inc.                                           Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Nevada Inc.                                                  Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of New Mexico Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Oklahoma Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Texas Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Wyoming Inc.                                                 Officer

                               American Partners Life Insurance                                Deputy Anti-Money Laundering
                               Company                                                         Officer

                               Ameriprise Auto & Home Insurance                                Deputy Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Services,                                  Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General Partner LLC                               Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Capital Holdings Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Life Insurance Company                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors Inc.                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Deputy Anti-Money Laundering
                                                                                               Officer

Jennifer L. Ponce De Leon      None                                                            None
Vice President and Senior
Sector Manager High Yield

Warren E. Spitz                None                                                            None
Vice President and Senior
Portfolio Manager

Nainoor C. "Nick" Thakore      Advisory Capital Strategies                                     Vice President
Vice President and Senior      Group, Inc.
Portfolio Manager
                               Boston Equity General                                           Vice President
                               Partner LLC

William F. "Ted" Truscott      Advisory Capital Strategies                                     Director
President, Chairman of the     Group Inc.
Board and Chief Investment
Officer                        American Express Asset                                          Director
                               Management International, Inc.

                               Ameriprise Certificate Company                                  Director, President and Chief
                                                                                               Executive Officer

                               Ameriprise Financial Inc.                                       President - U.S. Asset Management
                                                                                               and Chief Investment Officer

                               Ameriprise Financial                                            Senior Vice President and
                               Services Inc.                                                   Chief Investment Officer

                               IDS Capital Holdings Inc.                                       Director and President

                               Kenwood Capital Management LLC                                  Manager

                               RiverSource Distributors, Inc.                                  Director

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

* Unless otherwise noted, address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 27.       Principal Underwriters

               (a)  Not Applicable.
               (b)  Not Applicable.
               (c)  Not Applicable.

Item 28.       Location of Accounts and Records

               Ameriprise Financial, Inc.
               70100 Ameriprise Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE RETIREMENT SERIES TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the State of Minnesota on the 19th day of Sept., 2006.

RIVERSOURCE RETIREMENT SERIES TRUST

By       /s/ William F. Truscott
         -------------------------------
             William F. Truscott
             President

By       /s/ Jeffrey P. Fox
         ------------------
             Jeffrey P. Fox
             Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 19th day of Sept., 2006.

Signature                                            Capacity

/s/      Arne H. Carlson*                            Chair of the Board
--------------------------------
         Arne H. Carlson

/s/      Kathleen A. Blatz*                          Trustee
--------------------------------
         Kathleen A. Blatz

/s/      Patricia M. Flynn*                          Trustee
--------------------------------
         Patricia M. Flynn

/s/      Anne P. Jones*                              Trustee
--------------------------------
         Anne P. Jones

/s/      Jeffrey Laikind*                            Trustee
--------------------------------
         Jeffrey Laikind

/s/      Stephen R. Lewis, Jr.*                      Trustee
--------------------------------
         Stephen R. Lewis, Jr.

/s/      Catherine James Paglia*                     Trustee
--------------------------------
         Catherine James Paglia

/s/      Vikki L. Pryor*                             Trustee
--------------------------------
         Vikki L. Pryor

/s/      Alan K. Simpson*                            Trustee
--------------------------------
         Alan K. Simpson

/s/      Alison Taunton-Rigby*                       Trustee
--------------------------------
         Alison Taunton-Rigby

/s/      William F. Truscott*                        Trustee
--------------------------------
         William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated April 12, 2006, filed electronically on or about April 21, 2006 as Exhibit
         (q) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-131683, by:

/s/      Leslie L. Ogg
----------------------------
         Leslie L. Ogg


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   Contents of this Post-Effective Amendment No. 1 to Registration Statement
                                No. 333-131683.


This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A.

The prospectus for RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund is incorporated by reference to Registrant's 497 filing filed on or about June 12, 2006.

Class R2, Class R3, Class R4 and Class R5 prospectus and Statement of Additional Information supplement.

Part B.

Statement of Additional Information is incorporated by reference to Registrant's 497 filing filed on or about Aug. 30, 2006.

Financial Statements.

Part C.

Other information.

Exhibits

The signatures.

                                 EXHIBIT INDEX

(d) Investment Management Services Agreement, dated May 1, 2006, between Registrant and RiverSource Investments, LLC.